Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosures Of Other Liabilities [Abstract]
Summary of Other Liabilities

	December 31,	December 31,
	2024	2025
	RMB’000	RMB’000
Accrued expenses	1,082,704	907,821
Derivative financial liabilities	—	5,239
Provisions (a)	164,212	246,399
Others	40,646	7,696

	1,287,562	1,167,155

(a)	Amount represented the provision accrued for outstanding litigation as of each balance sheet date.